West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.5%
	REAL ESTATE — 99.5%
	REITS-CELL TOWERS — 16.1%
6,000	American Tower Corp. - REIT	$1,592,460
16,000	Crown Castle International Corp. - REIT	2,773,120
6,420	SBA Communications Corp. - REIT	2,122,260
		6,487,840
	REITS-DATA CENTERS — 9.2%
5,300	Digital Realty Trust, Inc. - REIT	765,585
3,725	Equinix, Inc. - REIT	2,943,234
		3,708,819
	REITS-DIVERSIFIED — 9.3%
41,850	Alexander & Baldwin, Inc. - REIT	980,964
28,500	American Assets Trust, Inc. - REIT	1,066,470
65,000	Armada Hoffler Properties, Inc. - REIT	869,050
15,000	CTO Realty Growth, Inc. - REIT	806,400
		3,722,884
	REITS-HEALTH CARE — 13.3%
28,100	Healthcare Realty Trust, Inc. - REIT	836,818
52,215	Sabra Health Care REIT, Inc. - REIT	768,605
30,800	Ventas, Inc. - REIT	1,700,468
24,500	Welltower, Inc. - REIT	2,018,800
		5,324,691
	REITS-INDUSTRIAL — 13.9%
41,000	Americold Realty Trust - REIT	1,191,050
50,000	Plymouth Industrial REIT, Inc. - REIT	1,137,500
26,000	Prologis, Inc. - REIT	3,261,180
		5,589,730
	REITS-NET LEASE — 5.5%
46,200	Getty Realty Corp. - REIT	1,354,122
30,000	VICI Properties, Inc. - REIT	852,300
		2,206,422
	REITS-OFFICE PROPERTY — 2.4%
26,000	Cousins Properties, Inc. - REIT	969,540

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-RESIDENTIAL — 22.7%
17,000	American Campus Communities, Inc. - REIT	$823,650
45,000	American Homes 4 Rent - REIT	1,715,400
5,000	AvalonBay Communities, Inc. - REIT	1,108,200
11,500	Camden Property Trust - REIT	1,695,905
2,650	Essex Property Trust, Inc. - REIT	847,311
48,000	Invitation Homes, Inc. - REIT	1,839,840
6,000	Sun Communities, Inc. - REIT	1,110,600
		9,140,906
	REITS-STORAGE — 7.1%
12,000	Life Storage, Inc. - REIT	1,376,880
5,000	Public Storage, Inc. - REIT	1,485,500
		2,862,380
	TOTAL COMMON STOCKS
	(Cost $27,463,252)	40,013,212

Principal Amount
	SHORT-TERM INVESTMENTS — 0.4%
$176,990	UMB Bank Demand Deposit, 0.01%[1]	176,990
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $176,990)	176,990
	TOTAL INVESTMENTS — 99.9%
	(Cost $27,640,242)	40,190,202
	Other Assets in Excess of Liabilities — 0.1%	47,078
	TOTAL NET ASSETS — 100.0%	$40,237,280

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.